AGREEMENTS TO ACQUIRE	6 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
AGREEMENTS TO ACQUIRE

NOTE 3 – AGREEMENTS TO ACQUIRE

On December 15, 2021, the Company entered into that certain share purchase agreement (the “Commsa Purchase Agreement”) with Juan Lemus, the sole shareholder of Compania Minera Metalurgica Centro Americana, a Honduran Corporation (“Commsa”). The Commsa Purchase Agreement contemplated the acquisition by the Company of 51% of the share capital of Commsa, a newly-formed company, which has the mining rights to five operating mines that run along a 12.5-mile stretch of the Rio Jalan River, in consideration for $1,000,000 in cash and the issuance of 5,000,000 shares of the Company’s common stock to Mr. Lemus (the “Commsa Acquisition”). In addition, the Company has agreed to provide up to $7,500,000 in working capital to expand the mining operations in a gold mining project (Rio Jalan Project) in Olancho state in the highlands of Central Honduras. The Company did not meet its obligations for the consummation of the Commsa Acquisition by March 31, 2022, as set forth in the Commsa Purchase Agreement (it issued to Mr. Lemus only 200,000 shares of Common Stock and paid $75,000 toward the required $1,000,000 cash payment); however, the parties did not terminate the Share Purchase Agreement, intending that the Company would be able to obtain the necessary funding later and to consummate the acquisition of Commsa. No assets other than the cash paid and value of shares issued have been included on the Balance Sheet.

On August 14, 2023, the Company and Juan Lemus executed a first addendum to the Commsa Purchase Agreement which provided for the extension of the Company’s obligations to pay $1,000,000 in cash, the issuance of 5,000,000 shares of the Company’s common stock to Mr. Lemus and the payment of $7,500,000 in working capital until September 30, 2023. On September 28, 2023, the parties executed a second addendum that extended the time of the Company’s payments from September 30, 2023 to December 31, 2023. The Company did not make the required payments by December 31, 2023, and this Commsa Purchase Agreement has expired.

On March 19, 2023, the Company entered into and executed a share purchase agreement (the “Lion Works Purchase Agreement”) with Lion Works Advertising, SA, a Guatemalan corporation (“Lion Works”) and Juan Lemus, the sole shareholder of Lion Works, which contemplated the acquisition by the Company, as Buyer, from Mr. Lemus, as Seller, of 51% of the capital stock of Lion Works, including 51% of the intellectual property rights and know-how related to the Genesis extraction system (“Genesis”). The Lion Works Purchase Agreement superseded the terms of the binding Letter of Intent that the parties entered into on November 21, 2021. Pursuant to the terms of the Lion Works Purchase Agreement, the Company’s consideration for the acquisition of 51% of Lion Works consisted of the following:

•	The total purchase price of $5,100,000 in cash, with the first minimum payment in the amount of $2,550,000 to be paid by September 30, 2023, and the remaining outstanding balance of $2,550,000 to be paid by September 30, 2024, within 12 months of the first payment.

•	An additional 5,000,000 as a working capital toward the development of the Genesis plants, with $2,000,000 to be paid by July 31, 2023 and the remaining $3,000,000 to be paid by July 31, 2024, within 12 months of the first payment.

•	Engagement of a patent attorney and payment for the cost of that patent attorney to prepare the patent application related to Genesis and to register that patent, provided that Lion Works will engage an expert to prepare a report on the Genesis system, to be used in this patent application.

The parties agreed that the closing of the transactions contemplated by the Lion Works Purchase Agreement will occur on or before March 19, 2023 or at such other time and place as the Buyer and the Seller may agree, provided that (i) the Seller receives the first tranche of working capital funds in the amount of $2,000 prior to the execution and delivery of (i) the paperwork necessary for the attorney to complete the patent submission, (ii) all documentation necessary for the buyer to market the Genesis program, (iii) any other document, certificate or instrument to consummate the transactions contemplated by the Lion Works Purchase Agreement.

On July 21, 2023, Juan Lemus and the Company executed a first addendum to the Lion Works Purchase Agreement, pursuant to which the Company’s obligations to pay $2,000,000 as working capital was extended until September 30, 2023. On September 28, 2023, the parties executed a second addendum extending the time of the Company’s payments from September 30, 2023 to December 31, 2023. The Company did not make the required payments by December 31, 2023, and this Lion Works Purchase Agreement has expired.

On December 4, 2023, the Company signed a consulting agreement (the “Agreement”) with the Knightsbridge Group (“Knightsbridge”) with the effective date of December 11, 2023. The terms of the Agreement amended and superseded the terms of the Memorandum of Understanding the parties executed on November 6, 2023.

The Agreement provided for the development and issuance of a Digital Gold Coin (“DGC”) by Knightsbridge, backed by the Company’s gold assets, provided that DGC will not be issued unless and until all the necessary paperwork required by the SEC and any other government agency were completed and timely filed; exploration of additional opportunities related to digital assets, equity and derivatives, to enhance the Company’s financial standing and growth; other consulting, advisory services by Knightsbridge in the Asian markets, in consideration for (a) issuance of 48,000,000 shares of the Company’s common stock; (b) 50,000 shares of the newly-designated Series D Convertible Preferred Stock, with the right to convert each share of Series D Convertible Preferred Stock to (500) common shares of Common Stock of the Company in 12 months; and (c) Ten (10) percent of the developed and issued DGC, will be retained by KG as payment for development and maintenance of the DGC developed for the Company.

As of the date of this Quarterly Report, Knightsbridge has concluded its research aimed at exploring the feasibility and potential benefits of issuing a gold-linked Digital asset. The Company has not issued any shares of its common stock or Series D preferred stock to Knightsbridge prior to the end of the quarter.